Equipment	12 Months Ended
May 31, 2012
Property, Plant and Equipment [Abstract]
Equipment

7.	EQUIPMENT

	May 31 2012 $	May 31 2011 $	May 31 2010 $
Computer, furniture and fixtures – at cost	28,311	27,010	27,010
Less: Accumulated amortization	(23,257)	(22,118)	(20,896)
	5,054	4,892	6,114
Automotive equipment – at cost	-	-	15,531
Less: Accumulated amortization	-	-	(13,704)
	-	-	1,827

	5,054	4,892	7,941